Product Revenue, Reserve and Allowance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Product Revenue Reserve and Allowance.
Schedule of activity in the product revenue reserve and allowance	The following table summarizes the activity in the product revenue reserve and allowance for the nine months ended September 30, 2021 and 2020 (in thousands):

	Nine Months Ended,
	September 30
	2021	2020
Beginning balance at January 1	$14	$—
Provision related to product sales	376	246
Credits and payments made	(365)	(227)
Ending balance at September 30	$25	$19

2020
Beginning balance at January 1	$—
Provision related to product sales	980
Credits and payments made	(966)
Ending balance at December 31	$14